MAXIM SERIES FUND, INC.
                           MAXIM VISTA GROWTH & INCOME PORTFOLIO

                           Financial Statements and Financial Highlights for the Six Months Ended April 30, 1997 and 1996

MAXIM SERIES FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997

-------------------------------------------------------------------------------

                                                                   MAXIM VISTA
                                                                     GROWTH
                                                                      & INCOME
                                                                    PORTFOLIO
                                                      -------------------------
ASSETS:
Investment in Hub - Growth and Income Portfolio, at value        $  107,615,173
Receivable for investments sold                                         212,649
                                                      -------------------------
       Total assets                                                 107,827,822
                                                      -------------------------

LIABILITIES:
    Payable for redemptions                                             364,289
    Other liabilities                                                   177,162
                                                      -------------------------
       Total liabilities                                                541,451
                                                      -------------------------

NET ASSETS                                                       $  107,286,371
                                                      =========================

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value                                    $  7,537,609
  Additional paid-in capital                                         82,674,072
  Net unrealized appreciation on investments                         10,327,662
  Undistributed net investment income                                    58,496
  Accumulated undistributed net realized gain on investments          6,688,532
                                                      -------------------------

NET ASSETS                                                       $  107,286,371
                                                      =========================

NET ASSET VALUE PER OUTSTANDING SHARE                                 $  1.4233
                                                      =========================

SHARES OF CAPITAL STOCK:
  Authorized                                                        100,000,000
  Outstanding                                                        75,376,090
















See notes to financial statements.

MAXIM SERIES FUND INC.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997
-------------------------------------------------------------------------------

                                                   MAXIM VISTA
                                                      GROWTH
                                                     & INCOME
                                                     PORTFOLIO
                                                  -------------------------
INVESTMENT INCOME:
  Investment income allocated from Hub portfolio               $  1,048,888
  Expenses allocated from Hub portfolio                            (229,498)
                                                   -------------------------
      Total investment income                                       819,390
                                                     -------------------------

EXPENSES:
  Advisory fees                                                     257,997
                                                     -------------------------
      Total expenses                                                257,997
                                                     -------------------------

NET INVESTMENT INCOME                                                561,393
                                                     -------------------------


REALIZED AND UNREALIZED GAIN  ON INVESTMENTS:
  Net realized gain on investments                                  6,688,532
  Change in net unrealized appreciation
          on investments                                            1,983,722
                                                     -------------------------
    Net change in realized and unrealized
               appreciation on investments                          8,672,254
                                                     -------------------------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                             $   9,233,647
                                                     =========================




See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 AND 1996
----------------------------------------------------------------------

                                          MAXIM VISTA GROWTH & INCOME
                               ------------------------------------------------
                                                1997                      1996
                             --------------------------  ----------------------

INCREASE IN NET ASSETS:

OPERATIONS:
  Net investment income                 $ 561,393                 $  531,514
  Net realized gain                      6,688,532                  4,033,795
  Change in net unrealized appreciation  1,983,722                  2,567,363
                             -------------------------  -----------------------
    Net increase in net assets
          resulting from operations       9,233,647                  7,132,672

DISTRIBUTION TO SHAREHOLDERS:
  From net investment income               (525,862)                  (527,727)
  From long-term capital gain            (6,631,434)                (1,414,314)
                                ---------------------  -----------------------
    Total distribution                   (7,157,296)                (1,942,041)

SHARE TRANSACTIONS:
  Net proceeds from sale of shares        14,973,653                 24,329,116
  Reinvestment of distribution             7,157,443                  1,942,041
  Cost of shares redeemed                 (3,351,355)                (9,252,157)
                                -----------------------  -----------------------

    Net increase in net assets
resulting from share                   18,779,741                 17,019,000
transactions
                             -------------------------  -----------------------

    Total increase in net assets        20,856,092                 22,209,631

NET ASSETS:
  Beginning of period                   86,430,279                 49,403,163
                                ----------------------  -----------------------
  End of period                       $ 107,286,371             $  71,612,794
                                ======================  =======================

OTHER INFORMATION:

SHARES:
     Sold                                10,524,504                 18,843,675
  Issued in reinvestment
        of distributions                  5,264,098                  1,547,895
  Redeemed                               (2,339,202)                (7,177,529)
                             -------------------------  -----------------------

    Net increase in shares of
beneficial interest outstanding         13,449,400                 13,214,041

OUTSTANDING SHARES AT:
  Beginning of period                   61,926,690                 40,717,195
                             -------------------------  -----------------------

  End of period                          75,376,090                 53,931,236
                             =========================  =======================


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VISTA GROWTH & INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended April 30, 1997, the year ended October 31, 1996 and the period December 21, 1994 (inception) to October 31, 1995 were as follows:


                  Period Ended                 Period Ended October 31,

                April 30, 1997              1996                    1995
              --------------------   ---------------------   -------------------


Net Asset Value,
Beginning of Period    $ 1.3957                $1.2133                 $1.0000

Income From Investment Operations

Net Investment Income    0.0076                 0.0219                  0.0174

Net Realized and
Unrealized Gain          0.1312                 0.2147                  0.2133
                 --------------------   ---------------------   ----------------

Total Income From
Investment Operations    0.1388                 0.2366                  0.2307

Less Distributions

From Net
Investment Income       (0.0072)               (0.0215)                (0.0174)

From Net Realized Gain  (0.1040)               (0.0327)
                --------------------   ---------------------   -----------------

Total Distributions      (0.1112)               (0.0542)                (0.0174)
                 --------------------   ---------------------   ----------------

Net Asset Value,
End of Period          $ 1.4233                $1.3957                 $1.2133
                ====================   =====================   =================

Total Return           17.63% *               20.01%                  27.30% *

Net Assets,
End of Period      $ 107,286,371           $86,430,279             $49,403,163

Ratio of Expenses
to Average Net Assets   1.00% *                1.00%                   1.01% *

Ratio of Net Investment
Income to Average Net   1.15% *                1.75%                   2.21% *
Assets


* Annualized

MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 AND 1996


1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

         The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of the significant accounting policies of the Portfolio, which are in accordance with the accounting principles generally accepted in the investment company industry:

         Dividends

         Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

         Security Valuation

         The Portfolio's investment in the Hub portfolio is valued at the last reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

         Federal Income Taxes

         For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.       INVESTMENT ADVISORY AGREEMENT

         The Fund has entered into an  investment  advisory  agreement  with The
         Great-West Life Assurance Company (parent of the Company). As compensation for its services to the Fund with respect to the Maxim Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.       INVESTMENT TRANSACTIONS

         The Portfolio's percentage interest in the Hub portfolio is 4.52% at April 30, 1997. Increases and (decreases) in the Portfolio's investment in the Hub during the six months ended April 30, 1997 were $14,973,653 and ($3,351,355), respectively.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited)

  Shares       Issuer                                             Value
------------------------------------------------------------------------------
Long-Term Investments -- 92.1%
   ---------------------------------------------------------------------------
               Common Stock -- 85.6%
               -------------------------------------------------------
                 Aerospace -- 1.2%
    175,000        Allied-Signal, Inc.                         $   12,643,750
    220,000        United Technologies, Corp.                      16,637,500
                                                                --------------
                                                                   29,281,250
                                                                --------------
                 Agricultural Production/Services -- 2.3%
    350,000        AGCO Corp.                                       9,056,250
    450,000        Case Corp.                                      24,918,750
    440,000        Deere & Co.                                     20,240,000
                                                                 --------------
                                                                   54,215,000
                                                                 --------------
                 Airlines -- 1.1%
    275,001        AMR Corp. *                                      25,609,468
                                                                 --------------
                 Automotive -- 0.9%
    225,000        General Motors                                   13,021,875
    250,000        Lear Corp. *                                      8,937,500
                                                                 --------------
                                                                    21,959,375
                                                                 --------------
                 Banking -- 5.1%
    145,000        BankAmerica Corp.                                16,946,875
    100,000        Citicorp                                         11,262,500
    225,000        Comerica, Inc.                                   13,162,500
    290,000        First Union Corp.                                24,360,000
    170,000        Mellon Bank Corp.                                14,131,250
    400,000        NationsBank Corp.                                24,150,000
    350,000        Norwest Corp.                                    17,456,250
                                                                 --------------
                                                                   121,469,375
                                                                 --------------
                 Biotechnology -- 0.5%
    200,000        Amgen, Inc. *                                    11,775,000
                                                                 --------------

                 Broadcasting -- 0.3%
    500,000        Tele-Communications, TCI Group,
                              Class A *                              6,906,250
                                                                 --------------
                 Business Services -- 0.4%
    275,000        Ceridian Corp. *                                  9,178,125
                                                                 --------------
                 Chemicals -- 2.6%
    230,000        Dow Chemical Co.                                 19,521,250
    245,000        duPont (EI) deNemours                            26,000,625
    330,000        Union Carbide Corp.                              16,458,750
                                                                 --------------
                                                                    61,980,625
                                                                 --------------

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                     Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                 Computer Software -- 2.8%
    600,000        Cisco Systems, Inc. *                        $   31,050,000
    550,000        Computer Associates International                28,600,000
    300,000        Reynolds & Reynolds, Inc., Class A                6,225,000
                                                                 --------------
                                                                    65,875,000
                                                                 --------------
                 Computers/Computer Hardware -- 5.4%
    255,000        Compaq Computer Corp. *                          21,770,625
    650,000        EMC Corp. *                                      23,643,750
    119,000        International Business Machines Corp.            19,129,250
    300,000        Seagate Technology, Inc. *                       13,762,500
    280,000        Storage Technology Corp. *                        9,835,000
    550,000        Sun Microsystems, Inc. *                         15,846,875
    275,000        Texas Instruments                                24,543,750
                                                                 --------------
                                                                   128,531,750
                                                                 --------------
                 Construction Machinery -- 0.6%
    160,000        Caterpillar Tractor, Inc.                        14,240,000
                                                                 --------------
                 Consumer Products -- 5.2%
    425,000        Avon Products, Inc. *                            26,190,625
    400,000        Black & Decker Corp.                             13,400,000
    100,000        Colgate-Palmolive Co.                            11,100,000
    385,000        Fruit of the Loom, Inc., Class A, *              13,860,000
    300,000        Liz Claiborne, Inc.                              13,575,000
    675,000        Philip Morris Companies, Inc.                    26,578,125
    150,000        Procter & Gamble Co.                             18,862,500
                                                                 --------------
                                                                   123,566,250
                                                                 --------------
                 Diversified -- 0.5%
    300,000        American Standard Companies, Inc. *              12,562,500
                                                                 --------------
                 Electronics/Electrical Equipment -- 1.2%
    190,000        Intel Corp.                                      29,093,750

                                                                --------------
                 Entertainment/Leisure -- 1.3%
    840,000        Carnival Corp., Class A                          30,975,000
                                                                --------------
                 Financial Services -- 3.8%
    470,100        Countrywide Credit Industries, Inc.              12,751,463
    400,000        Federal Home Loan Mortgage Corp.                 12,750,000
    250,000        Federal National Mortgage Assoc.                 10,281,250
    400,000        Green Tree Financial Corp.                       11,850,001
    350,000        Lehman Brothers Holding, Inc.                    11,856,250

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                    Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                 Financial Services -- (continued)
    200,000        The PMI Group, Inc.                           $   10,225,000
    400,000        Washington Mutual Inc.                            19,750,000
                                                                 --------------
                                                                     89,463,964
                                                                 --------------
                 Food/Beverage Products -- 3.8%
    400,000        Coca-Cola Enterprises, Inc.                       24,150,000
    525,000        ConAgra, Inc.                                     30,253,125
    600,000        PepsiCo., Inc.                                    20,925,000
     80,000        Unilever NV, ADR (Netherlands)                    15,700,000
                                                                 --------------
                                                                     91,028,125
                                                                 --------------
                 Health Care/Health Care Services -- 3.2%
    701,000        Columbia/HCA Healthcare Corp.                     24,535,000
    200,000        Guidant Corp.                                     13,650,000
  1,220,000        HEALTHSOUTH Corp. *                               24,095,000
    500,000        Tenet Healthcare Corp. *                          13,000,000
                                                                 --------------
                                                                     75,280,000
                                                                 --------------
                 Insurance -- 4.2%
    150,000        Aetna Inc.                                        13,668,750
    400,000        Allstate Corp.                                    26,200,000
    110,500        American International Group                      14,199,250
    155,000        Loews Corp.                                       14,240,625
    170,000        Progressive Corp.                                 12,941,250
    140,000        Reliastar Financial Corp.                          8,470,000
    200,000        Travelers, Inc.                                   11,075,000
                                                                 --------------
                                                                    100,794,875
                                                                 --------------
                 Manufacturing -- 3.9%
    300,000        Ingersoll-Rand Co.                                14,737,500
    490,000        Johnson Controls                                  18,803,750
    340,000        Kennametal Inc.                                   12,240,000

    300,000        Parker Hannifin Corp.                             14,925,000
    515,000        Tyco International Ltd.                           31,415,000
                                                                 --------------
                                                                     92,121,250
                                                                 --------------
                 Metals/Mining -- 1.9%
    450,000        Aluminum Co. of America (ALCOA)                   31,443,750
    450,000        Inco, Ltd.                                        14,400,000
                                                                 --------------
                                                                     45,843,750
                                                                 --------------
                 Office/Business Equipment -- 0.8%
    310,000        Xerox Corp.                                       19,065,000
                                                                 --------------

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                     Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                Oil & Gas -- 8.5%
    165,000        Amoco Corp.                                   $   13,798,125
    125,000        British Petroleum PLC, ADR (United Kingdom)       17,203,125
    300,000        Coastal Corp.                                     14,250,000
    255,000        Elf Aquitaine SA, ADR (France)                    12,399,375
    300,000        Halliburton Company                               21,187,500
    210,000        Mobil Corp.                                       27,300,000
     32,000        Murphy Oil Corp.                                   1,392,000
    400,000        PanEnergy Corp.                                   17,700,000
    355,000        Phillips Petroleum Co.                            13,978,125
    210,000        Texaco, Inc.                                      22,155,000
    300,000        Tidewater, Inc.                                   12,037,500
    662,500        Williams Companies, Inc.                          29,067,188
                                                                 --------------
                                                                    202,467,938
                                                                 --------------
                 Paper/Forest Products -- 0.7%
      9,142        Deltic Timber Corp.                                  231,978
    240,000        Willamette Industries, Inc.                       15,300,000
                                                                 --------------
                                                                     15,531,978
                                                                 --------------
                 Pharmaceuticals -- 4.6%
    225,000        American Home Products Corp.                      14,906,250
    320,000        Bristol-Myers Squibb Co.                          20,960,000
    330,000        Johnson & Johnson                                 20,212,500
    240,000        Schering-Plough Corp.                             19,200,000
    425,000        SmithKline Beecham PLC, ADR (United Kingdom)      34,265,625
                                                                 --------------
                                                                    109,544,375
                                                                 --------------
                 Photographic Equipment -- 0.9%
    250,000        Eastman Kodak Co.                                 20,875,000
                                                                 --------------
                 Printing & Publishing -- 1.0%
    560,000        New York Times Company, Class A                   24,220,000

                                                                 --------------
                 Real Estate Investment Trust -- 2.0%
    345,000        Beacon Properties Corp.                           10,651,875
    140,000        Cali Realty Corp.                                  4,130,000
    177,000        Duke Realty Investments, Inc.                      6,504,750
    230,000        Equity Residential Properties Trust               10,062,500
    310,000        Security Capital Industrial Trust                  6,238,750
    720,000        Security Capital US Realty, (Luxembourg) ADR *    10,728,000
                                                                 --------------
                                                                     48,315,875
                                                                 --------------

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                   Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                 Retailing -- 4.9%
    320,000        American Stores Co.                           $   14,560,000
    300,000        CVS Corp.                                         14,887,500
    450,000        Dayton-Hudson Corp.                               20,250,000
    525,000        Federated Department Stores *                     17,850,000
    500,000        Gap, Inc.                                         15,937,500
  1,155,000        Kroger Co. *                                      31,762,500
                                                                 --------------
                                                                    115,247,500
                                                                 --------------
                 Shipping/Transportation -- 1.3%
    235,000        Burlington Northern, Inc.                         18,506,250
    230,000        Federal Express Corp. *                           12,391,250
                                                                 --------------
                                                                     30,897,500
                                                                 --------------
                 Steel -- 0.4%
    385,000        Allegheny Teledyne, Inc.                          10,250,625
                                                                 --------------
                 Telecommunications -- 4.3%
    650,000        BellSouth Corp.                                   28,925,000
    375,000        Frontier Corp.                                     5,953,125
    385,000        GTE Corp.                                         17,661,875
    400,000        Sprint Corp.                                      17,550,000
    475,000        Telefonaktiebolaget LM Ericsson, Sp,
                                             (Sweden) ADR            15,971,875
    700,000        WorldCom, Inc.                                    16,800,000
                                                                 --------------
                                                                   102,861,875
                                                                 --------------
                 Textiles -- 0.3%
    250,000        Unifi, Inc.                                        7,750,000
                                                                 --------------
                 Utilities -- 3.7%
    500,000        Centrais Electricas Brasileiras
                                           S/A-Electrobras,          11,682,600
                     (Brazil) ADR
    425,000        CINergy Corp.                                     14,131,250
    250,000        Companhia Energetica de Minas Gerais (CEMIG),     11,377,100
                     (Brazil) ADR
    505,000        FPL Group Inc.                                    22,535,625
    350,000        GPU, Inc.                                         11,287,500
    550,000        Pinnacle West Capital Corp.                       15,675,000
                                                                 --------------
                                                                     86,689,075
                                                                --------------
               Total Common Stock (Cost $1,615,430,230)           2,035,467,423
                                                                 --------------
               Convertible Preferred Stock -- 3.5%
               -------------------------------------------------------
                 Aerospace -- 0.2%
    120,000        Loral Space & Communications, 6.00%,
11/01/06 Ser.         5,743,680
             #                                                   --------------

                   See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                    Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                 Airlines -- 0.3%
    100,000        Continental Air Finance Trust,
8.50%, 12/01/20        $    7,238,200
                                                               --------------
                 Broadcasting -- 0.2%
    100,000        American Radio Systems, 7.00% #                  4,662,500
                                                                 --------------
                 Consumer Products -- 0.8%
    700,000        RJR Nabisco Holdings Corp. $0.6012,
Ser. C                 4,112,500
    960,000        Westinghouse Electric, $1.30 #                   14,456,640
                                                                --------------
                                                                    18,569,140
                                                                 --------------
                 Entertainment/Leisure -- 0.2%
    150,000        Time Warner Financing Trust, $1.24                5,550,000
                                                                 --------------
                 Financial Services -- 0.5%
    100,000        Nuevo Financing Inc., 5.75%, Ser. A               4,562,500
    112,500        Pacificare Holding, $1.00, Ser. C                  3,515,625
     91,000        SunAmerica Inc., $3.188, 10/31/99 Ser.             3,844,750
                                                                 --------------
                                                                     11,922,875
                                                                 --------------
                 Insurance -- 0.2%
     67,000        American Bankers Insurance Group,
                                             6.25%, Ser. B            4,212,625
                                                                 --------------
                 Oil & Gas -- 0.5%
     80,000        Occidental Petroleum, $3.00                        5,680,000
     90,000        Ultramar Diamond Shamrock Corp., 5.00%             5,438,250
                                                                 --------------
                                                                     11,118,250
                                                                 --------------
                 Paper/Forest Products -- 0.3%
    125,000        International Paper Capital Corp., 5.25% #         5,962,125
                                                                 --------------
                 Telecommunications -- 0.3%
     75,000        Viacom International, 5.0%, 07/31/06               7,068,750
                                                                 --------------

       Total Convertible Preferred Stock (Cost $77,743,423)          82,048,145
                                                                --------------
               Preferred Stock -- 0.3%
               -------------------------------------------------------
                 Financial Services --
  6,600,000        South African Pulp & Paper
                                      Industries, BVI Finance         6,105,000
                     Ltd., 7.5%, 08/01/02 (Cost $6,600,000)      --------------

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

 Principal
  Amount                               Issuer                             Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
               Convertible Corporate Notes & Bonds -- 1.7%
               -------------------------------------------------------
                 Computers/Computer Hardware -- 0.3%
$ 3,600,000        EMC Corp., 3.25%, 03/15/02 #                  $    3,725,063
                                                                 --------------
                 Consumer Services -- 0.1%
  3,000,000        CUC International Inc., 3.00%, 02/15/02 #          2,874,360
                                                                 --------------
                 Electronics/Electrical Equipment -- 0.2%
  3,850,000        SCI Systems Inc., 5.00%, 05/01/06 #                5,462,188
                                                                 --------------
                 Environmental Services -- 0.1%
  2,000,000        USA Waste Services Inc., 4.00%, 02/01/02           1,969,680
                                                                 --------------
                 Financial Services -- 0.2%
  2,300,000        First Financial Management, 5.00%, 12/15/99        3,739,570
                                                                 --------------
                 Hotels/Other Lodging -- 0.2%
  5,000,000        Hilton Hotels Corp., 5.00%, 05/15/06               5,209,700
                                                                 --------------
                 Pharmaceuticals -- 0.2%
  5,000,000        ICN Pharmaceutical, 8.50%, 11/15/99                5,525,000
                                                                 --------------
                 Retail -- 0.2%
  4,000,000        Federated Department Stores                        4,640,760
                                                                 --------------
                 Utilities -- 0.2%
     86,000        Calenergy Capital Trust II, 6.25%, 02/25/12 #      4,606,848
                                                                 --------------
               Total Convertible Corporate Notes & Bonds (Cost       37,753,169
               $32,962,000)                                      --------------
               Corporate Notes & Bonds -- 1.0%
               -------------------------------------------------------
                 Automotive -- 0.2%
  4,500,000        Magna International Inc., 5.00%, 10/15/02          4,936,995
                                                                 --------------

                 Electronics/Electrical Equipment -- 0.4%
  7,000,000        Xilinx Inc., 5.25%, 11/01/02                       8,004,080
                                                                 --------------
                 Financial Services -- 0.2%
  3,000,000        Aames Financial Corp., 5.50% 03/15/06              2,650,950
  2,000,000        UBS Finance of Delaware, 2.00% 12/15/00            1,998,340
                                                                 --------------
                                                                      4,649,290
                                                                 --------------

                      See notes to financial statements.

Growth & Income Portfolio
Portfolio of Investments April 30, 1997 (unaudited) (continued)

 Principal
  Amount                               Issuer                             Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
                 Health Care/Health Care Services -- 0.2%
$ 4,000,000        Tenet Healthcare Corp. 6.00% 12/01/05         $    4,927,520
                                                                 --------------
               Total Corporate Notes & Bonds (Cost $21,115,000)      22,517,885
   ----------------------------------------------------------------------------
               Total Long-Term Investments                        2,183,891,622
               (Cost $1,753,850,653)
   ----------------------------------------------------------------------------
Short-Term Investments -- 7.8%
   ----------------------------------------------------------------------------
               U.S. Government Agency Obligations -- 5.0%
               -------------------------------------------------------
                 Discount Notes,
 20,000,000        Federal Home Loan Mortgage Corp., 05/19/97        19,946,900
 20,000,000        Federal Home Loan Mortgage Corp., 05/07/97        19,982,067
 40,000,000        Federal Home Loan Mortgage Corp., 05/30/97        39,827,128
 20,000,000        Federal National Mortgage Association, 05/09/97   19,976,089
 20,000,000        Tennessee Valley Authority, 05/14/97              19,961,506
                                                                  -------------
               Total U.S. Government Agency Obligations (Cost       119,693,690
               $119,693,690)                                      -------------
               Commercial Paper -- 2.8%
               -------------------------------------------------------
 20,000,000      Falcon Asset Securitization Corp., 05/30/97         19,910,583
 27,545,000      Household Finance Corp., 05/01/97                   27,545,000
 20,000,000      Thames Asset Global Sec., 05/30/97                  19,910,261
                                                                  -------------
               Total Commercial Paper (Cost $67,365,844)             67,365,844
   ----------------------------------------------------------------------------
               Total Short-Term Investments                         187,059,534
               (Cost $187,059,534)

===============================================================================
               Total Investments -- 99.9%                        $2,370,951,156
               (Cost $1,940,680,587)

   ---------------------------------------------------------------------------

                      See notes to financial statements.

Statement of Assets and Liabilities April 30, 1997 (unaudited)
------------------------------------------------------------------------------

                                                                     Growth &
                                                                       Income
                                                                    Portfolio
                                                                  --------------
ASSETS:
 Investment securities, at value (Note 1)........................ $2,370,951,156
 Cash............................................................        185,351
 Receivables:
   Investment securities sold....................................     18,249,920
   Interest and dividends........................................      4,293,307
 Other assets....................................................        103,657
                                                                  --------------
       Total Assets..............................................  2,393,783,391
                                                                  --------------

LIABILITIES:
 Payable for investment securities purchased.....................     13,500,630
 Accrued liabilities: (Note 2)
 Administration fees.............................................         94,723
   Investment advisory fees......................................        756,782
   Custodian.....................................................         38,210
   Other.........................................................        165,666
                                                                  --------------
       Total Liabilities.........................................     14,556,011
                                                                  --------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.........
$2,379,227,380   $1,138,265,755

Cost of Investments.............................................. $1,940,680,587
                                                                  ==============

                      See notes to financial statements.

Statement of Operations
For the six months ended April 30, 1997 (unaudited)
------------------------------------------------------------------------------

                                                                     Growth &
                                                                      Income
                                                                     Portfolio
                                                                   -------------
INVESTMENT INCOME:
 Dividend......................................................... $  19,379,782
 Interest.........................................................     5,104,694
                                                                    ------------
       Total investment income....................................    24,484,476
                                                                    ------------

EXPENSES: (Note 2)
 Investment Advisory fees.........................................     4,559,163
 Administration fees..............................................       569,895
 Custodian fees...................................................        83,604
 Amortization of organization costs (Note 1)......................         3,962
 Professional fees................................................        42,027
 Trustees fees and expenses.......................................        22,796
 Other............................................................        75,569
                                                                    ------------
       Total expenses.............................................     5,357,016
                                                                    ------------
   Net investment income..........................................    19,127,460
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain (loss) on:
   Investments....................................................   156,531,502
 Change in net unrealized appreciation/depreciation on:
   Investments....................................................    51,491,981
                                                                    ------------
 Net realized and unrealized gain (loss) on investments...........   208,023,483
                                                                    ------------
 Net increase in net assets from operations....................... $ 227,150,943
                                                                    ============

                      See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated (unaudited)
------------------------------------------------------------------------------

                                                                     Growth &
Capital
                                                                      Income
Growth
                                                                    Portfolio
Portfolio
                                            ----------------------------------
-----------------------------------
       11/01/96             Year             11/01/96
         Year
         Through             Ended             Through
           Ended
         04/30/97           10/31/96           04/30/97
       10/31/96
                     ---------------    ---------------    ---------------
----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income.........   $    19,127,460    $    46,623,872
$6,372,255    $     12,451,547
 Net realized gain (loss) on investments and futures
   transactions....................    156,531,502        163,677,802
 85,494,781        132,963,967
 Change in net unrealized appreciation/depreciation
   on investments and futures............        51,491,981        163,237,283
(32,681,818)         71,608,504
                          --------------     --------------    ---------------
---------------
 Increase (decrease) in net assets from operations...
227,150,943        373,538,957
   59,185,218         217,024,018
                          --------------     --------------    ---------------
---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Contributions....................       605,163,112        470,616,913
  631,520,095    1,114,082,444
 Withdrawals... ..................      (545,434,616)      (605,973,572)
 (642,571,891)   (1,260,399,848)
                          --------------     --------------    ---------------
---------------
 Net increase (decrease) from transactions in
   investors' beneficial interests......        59,728,496       (135,356,659)

(11,051,796)       (146,317,404)
                         --------------     --------------    ---------------
---------------
       Net increase (decrease) in net assets.....6,879,439        238,182,298
48,133,422          70,706,614

NET ASSETS:
 Beginning of period.....................     2,092,347,941      1,854,165,643
1,090,132,333       1,019,425,719
                             ----------     --------------    ---------------
---------------
 End of period........................   $ 2,379,227,380    $ 2,092,347,941
 $1,138,265,755    $  1,090,132,333
                                                         ==============
==============    ===============
===============

                      See notes to financial statements.

Vista Mutual Funds
Notes to Financial Statements April 30, 1997 (unaudited)
------------------------------------------------------------------------------
1.  Organization  and  Significant  Accounting  Policies  -- Growth  and  Income
Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Portfolios:

    A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the

    Trusts may be delayed or limited.

    C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

    The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

    As of April 30, 1997, the Portfolios had no outstanding futures contracts.

    D. Written options -- When a Portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

Vista Mutual Funds
Notes to Financial Statements April 30, 1997 (unaudited) (continued)
------------------------------------------------------------------------------

    The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

    As of April 30, 1997 the Portfolios had no outstanding written options.

    E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

    G. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2.   Fees and Other Transactions with Affiliates

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser,

    Chase supervises the investments of the Portfolios and for such services is paid a fee.

    The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

    B. Custodial fees -- Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

    C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

Vista Mutual Funds
Notes to Financial Statements April 30, 1997 (unaudited) (continued)
------------------------------------------------------------------------------

3. Investment Transactions -- For the period ended April 30, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                                        GIP              CGP
                                                -------------    -------------
Purchases (excluding U.S. Government).........   $ 669,083,738    $ 382,031,565
Sales (excluding U.S. Government).............     443,147,228      366,932,401
Purchases of U.S. Government.................             --               --
Sales of U.S. Government.....................      58,099,444               --

The portfolio turnover rates of GIP and CGP for the year end ended were 21% and 34%, respectively. The average commission rates paid per share were $.05958 and $.05904 for GIP and CGP, respectively.

4. Retirement Plan -- The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended April 30, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                        Accrued
                                                            Pension     Pension
                                                          Expenses    Liability
                                                            --------    -------
GIP......................................................   $11,640     $73,972
CGP......................... .............................     6,194     40,664